Statement of Additional Information
(SAI) Supplement

American Century California Tax-Free and Municipal Funds (SAI dated January 1, 2016)
American Century Government Income Trust (SAI dated August 1, 2015)
American Century International Bond Funds (SAI dated March 1, 2016)
American Century Investment Trust (SAI dated December 1, 2015)
American Century Municipal Trust (SAI dated October 1, 2015)
American Century Target Maturities Trust (SAI dated February 1, 2016)

Supplement date June 14, 2016

The following entries are added to the Management chart under Board of Trustees in each SAI.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years

Anne Casscells(1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001-present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009-present)	45	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Holbrook Working Professor of Price Theory, Stanford University, (2000-present); Chair, Department of Economics, Stanford University (2011-2014)	45	None
The following entries are added to the Qualifications of Trustees section in each SAI.
Anne Casscells: BA in British Studies, Yale University; MBA, Stanford Graduate School of Business; formerly Chief Investment Officer and Managing Director of Investment Policy Research, Stanford Management Company; formerly Vice President, Fixed Income Division, Goldman Sachs
Jonathan D. Levin: BA in English, BS in Mathematics, Stanford University; MPhil in Economics, Oxford University; PhD in Economics, Massachusetts Institute of Technology; Director of the Industrial Organization Program, National Bureau of Economic Research (2014-present); Senior Fellow, Stanford Institute for Economic Policy Research (2009-present)

Additionally Anne Casscells is added as a member of the Portfolio Committee and Audit and Compliance Committee and Jonathan D. Levin is added as a member of the Client Experience Oversight Committee in the Board Leadership Structure and Standing Board Committees section in each SAI.

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CL-SPL- 89474